Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Systems & Equipment and PPE, net
Systems & Equipment and PPE, net consist of the following:

		Systems & Equipment, net		PPE, net
	Estimated life in years	December 31,		December 31,
($ in millions)		2025	2024	2025	2024
Land		—	—	1	1
Buildings	40	—	—	14	13
Terminals and systems	< 10	2,249	2,048	—	—
Furniture and equipment	5 - 10	153	146	264	292
Construction in progress		118	53	5	32
		2,519	2,247	283	338
Accumulated depreciation		(1,841)	(1,666)	(194)	(254)
		678	581	90	85

	For the year ended December 31,
($ in millions)	2025	2024	2023
Depreciation expense	182	171	176